Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 15
Entity Central Index Key	0000278187
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM HIGH YIELD FUND - Class A
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class A
Trading Symbol	PBHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class A	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.46%	2.94%	4.83%
Class A without sales charges	3.83%	3.62%	5.18%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM HIGH YIELD FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class C
Trading Symbol	PRHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class C	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.88%	2.87%	4.43%
Class C without sales charges	2.85%	2.87%	4.43%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM HIGH YIELD FUND - Class R
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R
Trading Symbol	JDYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	3.50%	3.35%	4.87%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM HIGH YIELD FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class Z
Trading Symbol	PHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class Z	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	4.07%	3.87%	5.44%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM HIGH YIELD FUND - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R2
Trading Symbol	PHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R2	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	3.64%	3.49%	4.74% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.57%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	4.99%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM HIGH YIELD FUND - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R4
Trading Symbol	PHYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R4	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	3.68%	3.71%	4.98% (12/27/2017)
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.57%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	4.99%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM HIGH YIELD FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM High Yield Fund
Class Name	Class R6
Trading Symbol	PHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM High Yield Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM High Yield Fund—Class R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following contributed the most to the Fund’s performance relative to the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) during the period: security selection in telecom, electric & water, and retailers & restaurants; industry underweights to technology and property & casualty, and an overweight to metals & mining; and an allocation to the emerging-market high-yield sector.
■
The following strategies detracted from relative performance during the period: security selection in media & entertainment, technology, and automotive; allocations to the U.S. and euro-denominated bank loans sectors, and the U.S. investment-grade corporate sector; an underweight to the U.S. high-yield corporate sector; and an industry overweight to building materials & home construction and underweights to automotive and retailers & restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	4.19%	4.00%	5.55%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US Corporate High Yield 1% Issuer Capped Index	4.90%	4.15%	5.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 22,822,915,039
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 76,379,707
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 22,822,915,039
Number of fund holdings	917
Total advisory fees paid for the year	$ 76,379,707
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	7.7
AA	0.1
A	0.2
BBB	8.0
BB	45.7
B	23.1
CCC	7.1
CC	0.2
D	0.2
Not Rated	7.6
Cash/Cash Equivalents	(0.1)
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Short Duration High Yield Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class A
Trading Symbol	HYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class A	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.90%	3.79%	4.50%
Class A without sales charges	3.22%	4.26%	4.74%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 5,191,345,896
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 32,967,240
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Short Duration High Yield Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class C
Trading Symbol	HYSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class C	$177	1.75%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.48%	3.51%	3.97%
Class C without sales charges	2.45%	3.51%	3.97%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 5,191,345,896
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 32,967,240
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Short Duration High Yield Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class Z
Trading Symbol	HYSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class Z	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.60%	4.55%	5.01%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 5,191,345,896
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 32,967,240
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM Short Duration High Yield Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield Income Fund
Class Name	Class R6
Trading Symbol	HYSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration High Yield Income Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield Income Fund—Class R6	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
U.S. high-yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by whipsawing geopolitical tensions and U.S. Federal Reserve policy expectations. With spreads now back to year-to-date tights, PGIM Credit believes risks are skewed to the downside. However, elevated rate markets and range-bound high-yield spreads create an attractive carry environment. While bouts of geopolitical-driven volatility are likely over the near term, the current fiscal and monetary outlooks are supportive for credit fundamentals and economic growth.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) during the period: security selection in telecom, cable & satellite, and healthcare & pharmaceuticals; and industry underweights to technology and life insurance, and an overweight to transportation & environmental services.
■
The following strategies detracted from relative performance during the period: security selection in paper & packaging, automotive, and building materials & home construction; industry underweights to automotive and upstream energy, and an overweight to cable & satellite; and sector allocations to U.S. and euro-denominated bank loans, and an underweight to U.S. high-yield corporates.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	3.53%	4.60%	5.07%
Bloomberg US Aggregate Bond Index*	1.89%	-0.29%	1.40%
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index	5.34%	4.89%	5.16%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 5,191,345,896
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 32,967,240
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 5,191,345,896
Number of fund holdings	644
Total advisory fees paid for the year	$ 32,967,240
Portfolio turnover rate for the year	68%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	1.7
AA	0.3
BBB	10.3
BB	54.1
B	25.1
CCC	4.4
D	0.1
Not Rated	3.8
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents